OTHER ASSETS, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Cost:
Cost, beginning	$ 1,930	$ 1,882
Additions	(193)	48
Disposals	(334)
Cost, ending	1,403	1,930
Accumulated depreciation:
Accumulated depreciation, beginning	789	490
Depreciation charge for the year	339	299
Disposals	(334)
Accumulated depreciation, ending	794	789
Other assets, net:
Intangible assets, net	609	1,141
Estimated amortization expenses:
2015	207
2016	207
2017	178
2018	17
Total future amortization expense	609	1,141
Above market value of in-place leases [Member]
Cost:
Cost, beginning	1,784	1,784
Additions
Disposals	(334)
Cost, ending	1,450	1,784
Accumulated depreciation:
Accumulated depreciation, beginning	752	474
Depreciation charge for the year	453	278
Disposals	(334)
Accumulated depreciation, ending	871	752
Other assets, net:
Intangible assets, net	579	1,032
Estimated amortization expenses:
Total future amortization expense	579	1,032
Currency translation adjustment [Member]
Cost:
Cost, beginning	146	98
Additions	(193)	48
Disposals
Cost, ending	(47)	146
Accumulated depreciation:
Accumulated depreciation, beginning	37	16
Depreciation charge for the year	(114)	21
Disposals
Accumulated depreciation, ending	(77)	37
Other assets, net:
Intangible assets, net	30	109
Estimated amortization expenses:
Total future amortization expense	$ 30	$ 109